21. Fair Value (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Level 1
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 0	$ 4,000,937
Fair Value Level 1 | U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	0	0
Fair Value Level 1 | Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	0	0
Fair Value Level 1 | Other investments
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	0	0
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis		4,000,937
Fair Value Level 2
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	26,470,400	28,945,957
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	12,832,443	19,907,150
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	10,664,484	9,038,807
Fair Value Level 2 | Other investments
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 2,973,473	0
Fair Value Level 2 | U.S. Government securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis		$ 0